Significant accounting policies - Capitalization of Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Capitalization [Line Items]
Total	$ 7,957	$ 5,441
Non-regulated property
Schedule of Capitalization [Line Items]
Interest capitalized on non-regulated property	4,325	2,457
Interest expense
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	1,297	884
Interest, dividend and other income
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	$ 2,335	$ 2,100